Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Balances and Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance For Doubtful Accounts Receivable Rollforward
Beginning balance	$ 491	$ 509	$ 837	$ 509
Allowance for doubtful accounts	26	$ 53	(45)	323	$ 761
Write-offs, net				(17)
Foreign currency translation	(8)			22	(270)
Ending balance	$ 509		$ 769	$ 837	$ 491